Acquisition of treasury stock (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Acquisition Of Treasury Stock [Line Items]
Acquisition of treasury stock	₩ 155,923	₩ 0	₩ 0
Carrying value
Acquisition Of Treasury Stock [Line Items]
Beginning balance	0
Acquisition of treasury stock	155,923
Disposal of treasury stock	0
Ending balance	155,923	0
Number of share
Acquisition Of Treasury Stock [Line Items]
Beginning balance	0
Disposal of treasury stock	₩ 0
Number of treasury shares acquired	3,648,659
Ending balance		₩ 0